Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Lease Payments Under Non-cancelable Capital Leases

Future minimum lease payments under non-cancelable capital leases that have initial or remaining terms in excess of one year at December 31, 2014 are due as follows:

Capital Lease
2015	$75,485
2016	75,485
2017	62,904
Total	213,874
Amounts representing interest payments	(42,416)
Present value of future minimum payments	171,458
Current portion of capital lease obligations	(52,015)
Capital lease obligations, long term	$119,443